INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES
13	INCOME TAXES

Cayman Islands Tax

Under the current law of the Cayman Islands, the Company is not subject to tax on its income or capital gains.

Hong Kong Tax

Although not incorporated in Hong Kong, the Company is considered as a Hong Kong tax resident since it is a company primarily managed and controlled in Hong Kong. The Company is subject to Hong Kong profits tax on income arising in or derived from Hong Kong. No provision for Hong Kong profits tax was made in the consolidated financial statements as the Company derived no taxable income from Hong Kong for the years ended December 31, 2010, 2011 and 2012. The payments of dividends by Hong Kong tax residents are not subject to any Hong Kong withholding tax.

PRC Corporate Income Tax

Each of the Company’s PRC subsidiaries files stand-alone tax returns and the Group does not file a consolidated tax return.

Effective from January 1, 2008, the Company’s PRC subsidiaries are subject to income tax at the statutory income tax rate of 25% under the Corporate Income Tax Law of the PRC (“CIT”), unless otherwise specified.

The CIT and its relevant regulations provide transitional rates for entities operating in the Shenzhen and Zhuhai Special Economic Zones, which are 22%, 24%, and 25%, for 2010, 2011 and 2012 onwards, respectively. The Company’s PRC subsidiaries and division operating in the Shenzhen and Zhuhai Special Economic Zones are subject to these transitional rates.

Under the CIT and its implementation rules, a withholding tax at 10%, unless reduced by a tax treaty or arrangement, is applied on dividends received by non-PRC-resident corporate investors from PRC-resident enterprises, such as the Company’s PRC subsidiaries. Undistributed earnings prior to January 1, 2008 are exempt from such withholding tax. Under the China-HK Tax Arrangement and the relevant regulations, a qualified Hong Kong tax resident which is the “beneficial owner” and holds 25% equity interests or more of a PRC enterprise is entitled to a reduced withholding rate of 5%. The Company has determined that it qualifies for the 5% withholding tax rate.

The Group’s income before income tax expense consist of:

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

PRC	60,456	67,004	138,755
Non-PRC	(7,627)	(45)	(1,069)

Income before income tax expense	52,829	66,959	137,686

Income tax expense in the consolidated statements of income consists of:

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Current tax expense	36,209	35,802	49,616
Deferred tax expense/(benefit)	112	(4,776)	(2,022)

Income tax expense	36,321	31,026	47,594

The reconciliation between actual income tax expense and the amount that results by applying the PRC statutory tax rate of 25% for the years ended December 31, 2010, 2011 and 2012, to income before income taxes is as follows:

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Computed “expected” tax expense	13,207	16,740	34,422
Effect of tax rate differential	(1,797)	(1,345)	(33)
PRC dividend withholding tax	(1,263)	680	4,598
Non-deductible expenses:
- Disallowed rental expenses	10,010	8,527	14,190
- Penalty imposed by SAFE	5,951	—	—
- Bad debt write-off	—	—	569
- Others	272	430	1,479
Reversal of deferred tax liabilities on equity method investment	—	—	(6,250)
Non-taxable income	(667)	(872)	(1,132)
Effect of deemed interest income	—	624	—
Release of unrecognized tax benefits due to expiration of the statute of limitations	—	(2,421)	(2,785)
Change in valuation allowance	10,608	8,663	2,536

Actual income tax expense	36,321	31,026	47,594

In 2012, dividends of RMB25,000 was received from Yunnan Nepstar, an equity method investee (see Note 10). Consequently, deferred tax liabilities of RMB6,250 arising from the recognition of the equity method investment was reversed.

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31, 2011 and 2012 are presented below.

	December 31,
	2011	2012
	RMB	RMB

Deferred tax assets:

- Tax loss carryforwards	36,722	34,590
- Inventories	1,487	1,960
- Accrued expenses	501	107
- Accrual for membership reward program	141	788
- Impairment of property and equipment	3,714	2,834
- Others	—	1,745

Total gross deferred tax assets	42,565	42,024
Valuation allowance	(37,405)	(37,264)

Total deferred tax assets	5,160	4,760

Deferred tax liabilities:

- PRC dividend withholding taxes	(2,184)	(6,782)
- Equity method investment	(9,076)	—
- Intangible assets	(772)	(717)

Total deferred tax liabilities	(12,032)	(7,499)

Net deferred tax liabilities	(6,872)	(2,739)

Classification on consolidated balance sheets:

Deferred tax assets:
- Current	2,009	1,704
- Non-current	3,151	3,056

Deferred tax liabilities:
- Non-current	(12,032)	(7,499)

For the years ended December 31, 2010, 2011 and 2012, the change in valuation allowance was an increase of RMB9,941, an increase of RMB5,390 and an decrease of RMB141, respectively. The change in valuation allowance for the year ended December 31, 2012 was primarily due to the net effect of (i) the additional valuation allowance of RMB10,115 recorded against the deferred tax assets of subsidiaries which were at cumulative losses, (ii) the utilization of tax loss carryforwards of which valuation allowance of RMB7,579 was previously provided, and (iii) the derecognition of deferred tax assets and the related valuation allowance of RMB2,677 upon expiration of unutilized tax loss carryforwards.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is more likely than not that the Group will realize the benefits of the deferred tax assets, net of the existing valuation allowance as of December 31, 2011 and 2012. The amount of the deferred tax assets considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.

As of December 31, 2012, the tax loss carryforwards of the Group amounted to RMB138,358, of which RMB38,251, RMB7,248, RMB34,259, RMB26,103 and RMB32,497 will expire, if unused, by end of 2013, 2014, 2015, 2016 and 2017, respectively.

A reconciliation of the beginning and ending amount of unrecognized tax benefits in the PRC for the years ended December 31, 2010, 2011 and 2012 is as follows:

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB

Balance as at January 1	17,547	25,194	31,015
Additions based on tax positions related to current year	7,647	8,242	8,007
Expiration of the statute of limitations	—	(2,421)	(2,785)

Balance as at December 31	25,194	31,015	36,237

The unrecognized tax benefits as of December 31, 2010, 2011 and 2012 are the potential benefits that, if recognized, would affect the effective tax rate. The unrecognized tax benefits mainly represent rental expenses taken on the tax returns in which the deductibility of such expenses does not meet the more likely than not threshold. The Company does not expect that the amount of unrecognized tax benefits will change significantly within the next 12 months. No interest and penalty expenses were recorded for the years ended December 31, 2010, 2011 and 2012.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances where the underpayment of taxes is more than RMB100 (USD15). In the case of transfer pricing issues, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. The tax returns of the Company’s PRC subsidiaries for the tax years beginning in 2007 are subject to examination by the relevant tax authorities.